Allowance for credit losses - loans held-in-portfolio (Tables)	12 Months Ended
Dec. 31, 2021
Allowance for credit losses on financing receivables
For the year ended December 31, 2021
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$225,323	$4,871	$195,557	$16,863	$297,136	$739,750
Provision for credit losses (benefit)	(91,695)	(1,533)	(57,684)	2,094	19,800	(129,018)
Initial allowance for credit losses - PCD Loans	-	-	3,142	-	-	3,142
Charge-offs	(17,180)	(6,620)	(17,656)	(4,637)	(78,047)	(124,140)
Recoveries	35,480	4,923	14,927	3,258	45,840	104,428
Ending balance - loans	$151,928	$1,641	$138,286	$17,578	$284,729	$594,162
Allowance for credit losses - unfunded commitments:
Beginning balance	$4,913	$4,610	$-	$-	$-	$9,523
Provision for credit losses (benefit)	(3,162)	(2,222)	-	-	-	(5,384)
Ending balance - unfunded commitments [1]	$1,751	$2,388	$-	$-	$-	$4,139
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2021
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$108,057	$9,366	$20,159	$18,918	$156,500
Provision for credit losses (benefit)	(45,427)	(4,764)	(3,949)	(187)	(54,327)
Charge-offs	(1,177)	(523)	(605)	(8,732)	(11,037)
Recoveries	2,424	643	587	6,414	10,068
Ending balance - loans	$63,877	$4,722	$16,192	$16,413	$101,204
Allowance for credit losses - unfunded commitments:
Beginning balance	$1,753	$4,469	$-	$106	$6,328
Provision for credit losses (benefit)	(369)	(2,132)	-	(69)	(2,570)
Ending balance - unfunded commitments [1]	$1,384	$2,337	$-	$37	$3,758
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2021
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$333,380	$14,237	$215,716	$16,863	$316,054	$896,250
Provision for credit losses (benefit)	(137,122)	(6,297)	(61,633)	2,094	19,613	(183,345)
Initial allowance for credit losses - PCD Loans	-	-	3,142	-	-	3,142
Charge-offs	(18,357)	(7,143)	(18,261)	(4,637)	(86,779)	(135,177)
Recoveries	37,904	5,566	15,514	3,258	52,254	114,496
Ending balance - loans	$215,805	$6,363	$154,478	$17,578	$301,142	$695,366
Allowance for credit losses - unfunded commitments:
Beginning balance	$6,666	$9,079	$-	$-	$106	$15,851
Provision for credit losses (benefit)	(3,531)	(4,354)	-	-	(69)	(7,954)
Ending balance - unfunded commitments [1]	$3,135	$4,725	$-	$-	$37	$7,897
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2020
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$131,063	$574	$116,281	$10,768	$173,965	$432,651
Impact of adopting CECL	62,393	115	86,081	(713)	122,492	270,368
Provision for credit losses	48,756	3,228	5,318	14,172	134,391	205,865
Initial allowance for credit losses - PCD Loans	-	-	7,512	-	-	7,512
Charge-offs	(27,731)	-	(30,080)	(10,447)	(170,023)	(238,281)
Recoveries	10,842	954	10,445	3,083	36,311	61,635
Ending balance - loans	$225,323	$4,871	$195,557	$16,863	$297,136	$739,750
Allowance for credit losses - unfunded commitments:
Beginning balance	$678	$294	$-	$-	$7,467	$8,439
Impact of adopting CECL	1,158	(185)	-	-	(7,467)	(6,494)
Provision for credit losses	3,077	4,501	-	-	-	7,578
Ending balance - unfunded commitments [1]	$4,913	$4,610	$-	$-	$-	$9,523
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2020
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$16,557	$4,266	$4,827	$19,407	$45,057
Impact of adopting CECL	29,537	(3,038)	10,431	7,809	44,739
Provision for credit losses	59,748	8,427	4,891	3,405	76,471
Charge-offs	(2,078)	(1,509)	(59)	(17,404)	(21,050)
Recoveries	4,293	1,220	69	5,701	11,283
Ending balance - loans	$108,057	$9,366	$20,159	$18,918	$156,500
Allowance for credit losses - unfunded commitments:
Beginning balance	$152	$125	$-	$1	$278
Impact of adopting CECL	453	582	-	(1)	1,034
Provision for credit losses	1,148	3,762	-	106	5,016
Ending balance - unfunded commitments [1]	$1,753	$4,469	$-	$106	$6,328
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2020
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$147,620	$4,840	$121,108	$10,768	$193,372	$477,708
Impact of adopting CECL	91,930	(2,923)	96,512	(713)	130,301	315,107
Provision for credit losses	108,504	11,655	10,209	14,172	137,796	282,336
Initial allowance for credit losses - PCD Loans	-	-	7,512	-	-	7,512
Charge-offs	(29,809)	(1,509)	(30,139)	(10,447)	(187,427)	(259,331)
Recoveries	15,135	2,174	10,514	3,083	42,012	72,918
Ending balance - loans	$333,380	$14,237	$215,716	$16,863	$316,054	$896,250
Allowance for credit losses - unfunded commitments:
Beginning balance	$830	$419	$-	$-	$7,468	$8,717
Impact of adopting CECL	1,611	397	-	-	(7,468)	(5,460)
Provision for credit losses	4,225	8,263	-	-	106	12,594
Ending balance - unfunded commitments [1]	$6,666	$9,079	$-	$-	$106	$15,851
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.

Schedule of Trouble Debt Restructurings breakdown by Accrual and Nonaccrual Status
	December 31, 2021				December 31, 2020
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Loans held-in-portfolio:
Commercial	$261,344	$64,744	$326,088	$24,736	$259,246	$103,551	$362,797	$15,236
Construction	-	-	-	-	-	21,497	21,497	4,397
Mortgage[1]	1,143,204	112,509	1,255,713	61,888	1,060,193	135,772	1,195,965	71,018
Leasing	325	47	372	42	392	218	610	150
Consumer	64,093	10,556	74,649	16,124	74,707	12,792	87,499	22,508
Loans held-in-portfolio	$1,468,966	$187,856	$1,656,822	$102,790	$1,394,538	$273,830	$1,668,368	$113,309
[1] At December 31, 2021, accruing mortgage loan TDRs include $716 million guaranteed by U.S. sponsored entities at BPPR, compared to $655 million at December 31, 2020.

Troubled Debt Restructurings Loan Count By Type Of Modification
For the year ended December 31, 2021
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	1	1	-
Commercial real estate non-owner occupied	-	11	1	-
Commercial real estate owner occupied	4	23	4	12
Commercial and industrial	5	13	-	21
Mortgage	39	140	1,590	5
Leasing	-	-	2	-
Consumer:
Credit cards	134	-	1	43
HELOCs	-	1	1	-
Personal	183	117	1	2
Auto	-	7	3	-
Other	7	-	-	1
Total	372	313	1,604	84
For the year ended December 31, 2020
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	2	10	-	1
Commercial real estate owner occupied	-	37	-	-
Commercial and industrial	3	50	-	-
Construction	-	1	-	-
Mortgage	3	68	331	411
Leasing	-	-	5	17
Consumer:
Credit cards	659	-	-	93
HELOCs	-	2	1	-
Personal	355	5	1	1
Auto	-	2	2	38
Other	3	-	-	-
Total	1,025	177	340	561

Troubled Debt Restructurings on Financing Receivables
Popular, Inc.
For the year ended December 31, 2021
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for credit losses as a result of modification
Commercial multi-family	2	$246	$211	$26
Commercial real estate non-owner occupied	12	3,612	3,604	177
Commercial real estate owner occupied	43	95,354	90,096	1,577
Commercial and industrial	39	6,573	5,719	745
Mortgage	1,774	213,661	214,367	6,632
Leasing	2	40	38	5
Consumer:
Credit cards	178	2,223	2,136	42
HELOCs	2	176	228	54
Personal	303	4,222	4,217	899
Auto	10	199	206	65
Other	8	305	303	124
Total	2,373	$326,611	$321,125	$10,346
Popular, Inc.
For the year ended December 31, 2020
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for credit losses as a result of modification
Commercial multi-family	2	$1,133	$1,115	$(18)
Commercial real estate non-owner occupied	13	25,217	22,065	(969)
Commercial real estate owner occupied	37	10,955	10,914	137
Commercial and industrial	53	3,140	3,178	34
Construction	1	21,514	21,514	4,370
Mortgage	813	102,559	85,394	6,875
Leasing	22	720	732	65
Consumer:
Credit cards	752	7,048	7,097	286
HELOCs	3	510	396	33
Personal	362	6,194	6,188	1,043
Auto	42	836	838	131
Other	3	25	25	6
Total	2,103	$179,851	$159,456	$11,993

T D R Loans Subsequent Default
Defaulted during the year ended December 31, 2021
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	4	$8,421
Commercial real estate owner occupied	4	4,500
Commercial and industrial	5	317
Mortgage	104	10,543
Consumer:
Credit cards	81	979
Personal	27	723
Total	225	$25,483
Defaulted during the year ended December 31, 2020
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,700
Commercial real estate owner occupied	6	933
Commercial and industrial	4	141
Construction	1	21,497
Mortgage	249	26,925
Consumer:
Credit cards	317	2,560
Personal	99	1,660
Other	2	1
Total	679	$55,417

Financing Receivable Credit Quality Indicators
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Puerto Rico
Commercial:
Commercial multi-family
Watch	$-	$-	$-	$-	$-	$4,485	$-	$-	$4,485
Special mention	-	-	-	-	-	3,025	-	-	3,025
Substandard	-	-	982	-	-	6,257	100	-	7,339
Pass	24,936	21,288	34,840	25,311	2,066	31,468	11	-	139,920
Total commercial multi-family	$24,936	$21,288	$35,822	$25,311	$2,066	$45,235	$111	$-	$154,769

Commercial real estate non-owner occupied
Watch	$100,465	$228,852	$25,443	$137,044	$2,406	$205,304	$3,237	$-	$702,751
Special Mention	18,509	12,563	7,271	-	4,608	24,056	-	-	67,007
Substandard	30,155	27,790	24,200	25,456	2,770	72,407	-	-	182,778
Pass	513,087	88,662	88,353	37,999	42,522	557,052	9,712	-	1,337,387
Total commercial real estate non-owner occupied	$662,216	$357,867	$145,267	$200,499	$52,306	$858,819	$12,949	$-	$2,289,923

Commercial real estate owner occupied
Watch	$8,393	$8,612	$8,972	$6,958	$3,039	$121,716	$-	$-	$157,690
Special Mention	5,573	857	7,598	1,427	2,449	103,472	-	-	121,376
Substandard	6,960	1,028	1,646	35,529	1,869	113,288	-	-	160,320
Doubtful	-	-	-	-	76	612	-	-	688
Pass	238,533	198,442	44,943	23,112	32,585	429,651	16,389	-	983,655
Total commercial real estate owner occupied	$259,459	$208,939	$63,159	$67,026	$40,018	$768,739	$16,389	$-	$1,423,729
Commercial and industrial
Watch	$186,529	$12,542	$21,536	$103,835	$14,577	$90,776	$108,183	$-	$537,978
Special Mention	7,380	9,936	14,856	28,473	1,012	28,448	60,397	-	150,502
Substandard	2,190	1,091	3,041	35,826	66,771	45,168	38,003	-	192,090
Doubtful	-	-	-	-	-	62	-	-	62
Pass	843,661	335,369	275,357	84,084	72,580	333,869	702,896	-	2,647,816
Total commercial and industrial	$1,039,760	$358,938	$314,790	$252,218	$154,940	$498,323	$909,479	$-	$3,528,448

Construction
Substandard	$-	$-	$485	$-	$-	$-	$-	$-	$485
Pass	21,596	41,622	1,148	-	-	-	22,260	-	86,626
Total construction	$21,596	$41,622	$1,633	$-	$-	$-	$22,260	$-	$87,111

Mortgage
Substandard	$-	$954	$5,212	$5,613	$4,310	$122,690	$-	$-	$138,779
Pass	463,742	304,780	223,464	265,239	194,982	4,660,880	-	-	6,113,087
Total mortgage	$463,742	$305,734	$228,676	$270,852	$199,292	$4,783,570	$-	$-	$6,251,866

Leasing
Substandard	$124	$618	$880	$613	$613	$235	$-	$-	$3,083
Loss	-	-	-	1	16	2	-	-	19
Pass	613,452	328,085	222,770	133,112	62,881	17,917	-	-	1,378,217
Total leasing	$613,576	$328,703	$223,650	$133,726	$63,510	$18,154	$-	$-	$1,381,319
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Puerto Rico
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$8,577	$-	$8,577
Pass	-	-	-	-	-	-	911,274	-	911,274
Total credit cards	$-	$-	$-	$-	$-	$-	$919,851	$-	$919,851

HELOCs
Substandard	-	-	-	-	-	-	23	-	23
Pass	$-	$-	$-	$-	$-	$-	$3,548	$-	$3,548
Total HELOCs	$-	$-	$-	$-	$-	$-	$3,571	$-	$3,571

Personal
Substandard	$426	$610	$2,105	$866	$936	$15,680	$-	$1,385	$22,008
Loss	30	2	3	-	-	3	-	-	38
Pass	539,604	197,652	227,328	91,341	53,630	120,065	-	36,394	1,266,014
Total Personal	$540,060	$198,264	$229,436	$92,207	$54,566	$135,748	$-	$37,779	$1,288,060

Auto
Substandard	$3,080	$7,520	$9,498	$4,739	$2,210	$1,422	$-	$-	$28,469
Loss	42	11	-	-	-	-	-	-	53
Pass	1,259,800	808,339	637,300	420,293	177,104	80,829	-	-	3,383,665
Total Auto	$1,262,922	$815,870	$646,798	$425,032	$179,314	$82,251	$-	$-	$3,412,187

Other consumer
Substandard	$-	$114	$21	$487	$-	$135	$11,250	$-	$12,007
Loss	-	-	-	579	-	34	-	-	613
Pass	24,845	9,781	9,348	5,610	3,914	947	57,483	-	111,928
Total Other consumer	$24,845	$9,895	$9,369	$6,676	$3,914	$1,116	$68,733	$-	$124,548
Total Puerto Rico	$4,913,112	$2,647,120	$1,898,600	$1,473,547	$749,926	$7,191,955	$1,953,343	$37,779	$20,865,382
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Popular U.S.
Commercial:
Commercial multi-family
Watch	$8,600	$41,348	$56,229	$20,682	$37,343	$48,753	$-	$-	$212,955
Special mention	-	3,752	9,013	30,244	11,071	28,297	-	-	82,377
Substandard	-	-	67,149	12,748	-	18,644	-	-	98,541
Pass	422,613	241,805	201,298	144,534	46,809	352,724	4,205	-	1,413,988
Total commercial multi-family	$431,213	$286,905	$333,689	$208,208	$95,223	$448,418	$4,205	$-	$1,807,861

Commercial real estate non-owner occupied
Watch	$12,716	$22,109	$42,067	$56,576	$28,604	$154,289	$780	$-	$317,141
Special Mention	2,939	-	3,205	7,025	10,573	15,569	-	-	39,311
Substandard	-	756	6,405	14,544	11,384	60,323	-	-	93,412
Pass	543,667	356,071	156,925	211,432	250,516	346,606	8,386	-	1,873,603
Total commercial real estate non-owner occupied	$559,322	$378,936	$208,602	$289,577	$301,077	$576,787	$9,166	$-	$2,323,467

Commercial real estate owner occupied
Watch	$-	$239	$7,825	$8,150	$1,676	$17,132	$4,222	$-	$39,244
Special Mention	-	-	-	-	-	1,800	-	-	1,800
Substandard	-	-	1,148	2,878	-	20,841	-	-	24,867
Pass	129,898	46,737	34,355	23,845	26,236	63,463	3,928	-	328,462
Total commercial real estate owner occupied	$129,898	$46,976	$43,328	$34,873	$27,912	$103,236	$8,150	$-	$394,373
Commercial and industrial
Watch	$3,747	$4,667	$4,292	$9,273	$5	$1,530	$3,925	$-	$27,439
Special Mention	2,504	7,203	670	481	59	215	8,177	-	19,309
Substandard	537	97	4,559	495	168	1,890	159	-	7,905
Loss	262	58	108	17	51	191	-	-	687
Pass	273,254	339,564	211,695	191,086	115,146	339,336	284,710	-	1,754,791
Total commercial and industrial	$280,304	$351,589	$221,324	$201,352	$115,429	$343,162	$296,971	$-	$1,810,131

Construction
Watch	$-	$14,300	$23,547	$28,757	$34,205	$-	$-	$-	$100,809
Special Mention	-	-	-	-	-	13,622	-	-	13,622
Substandard	-	-	-	15,438	10,231	-	-	-	25,669
Pass	130,587	136,045	165,105	13,634	36,500	7,138	-	-	489,009
Total construction	$130,587	$150,345	$188,652	$57,829	$80,936	$20,760	$-	$-	$629,109

Mortgage
Substandard	$-	$4,338	$3,894	$967	$217	$12,680	$-	$-	$22,096
Pass	326,641	266,212	215,071	61,986	6,376	276,948	-	-	1,153,234
Total mortgage	$326,641	$270,550	$218,965	$62,953	$6,593	$289,628	$-	$-	$1,175,330
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Popular U.S.
Consumer:
Credit cards
Pass	$-	$-	$-	$-	$-	$-	$10	$-	$10
Total credit cards	$-	$-	$-	$-	$-	$-	$10	$-	$10

HELOCs
Substandard	$-	$-	$-	$-	$-	$3,006	$-	$935	$3,941
Loss	-	-	-	-	-	207	-	1,258	1,465
Pass	-	-	-	-	-	11,423	38,267	20,195	69,885
Total HELOCs	$-	$-	$-	$-	$-	$14,636	$38,267	$22,388	$75,291

Personal
Substandard	$72	$81	$250	$73	$17	$163	$2	$-	$658
Loss	-	-	4	-	-	19	-	-	23
Pass	75,538	19,411	43,346	7,418	2,802	5,625	124	-	154,264
Total Personal	$75,610	$19,492	$43,600	$7,491	$2,819	$5,807	$126	$-	$154,945

Other consumer
Pass	$-	$-	$-	$-	$-	$-	$4,658	$-	$4,658
Total Other consumer	$-	$-	$-	$-	$-	$-	$4,658	$-	$4,658
Total Popular U.S.	$1,933,575	$1,504,793	$1,258,160	$862,283	$629,989	$1,802,434	$361,553	$22,388	$8,375,175
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Popular, Inc.
Commercial:
Commercial multi-family
Watch	$8,600	$41,348	$56,229	$20,682	$37,343	$53,238	$-	$-	$217,440
Special mention	-	3,752	9,013	30,244	11,071	31,322	-	-	85,402
Substandard	-	-	68,131	12,748	-	24,901	100	-	105,880
Pass	447,549	263,093	236,138	169,845	48,875	384,192	4,216	-	1,553,908
Total commercial multi-family	$456,149	$308,193	$369,511	$233,519	$97,289	$493,653	$4,316	$-	$1,962,630

Commercial real estate non-owner occupied
Watch	$113,181	$250,961	$67,510	$193,620	$31,010	$359,593	$4,017	$-	$1,019,892
Special Mention	21,448	12,563	10,476	7,025	15,181	39,625	-	-	106,318
Substandard	30,155	28,546	30,605	40,000	14,154	132,730	-	-	276,190
Pass	1,056,754	444,733	245,278	249,431	293,038	903,658	18,098	-	3,210,990
Total commercial real estate non-owner occupied	$1,221,538	$736,803	$353,869	$490,076	$353,383	$1,435,606	$22,115	$-	$4,613,390

Commercial real estate owner occupied
Watch	$8,393	$8,851	$16,797	$15,108	$4,715	$138,848	$4,222	$-	$196,934
Special Mention	5,573	857	7,598	1,427	2,449	105,272	-	-	123,176
Substandard	6,960	1,028	2,794	38,407	1,869	134,129	-	-	185,187
Doubtful	-	-	-	-	76	612	-	-	688
Pass	368,431	245,179	79,298	46,957	58,821	493,114	20,317	-	1,312,117
Total commercial real estate owner occupied	$389,357	$255,915	$106,487	$101,899	$67,930	$871,975	$24,539	$-	$1,818,102

Commercial and industrial
Watch	$190,276	$17,209	$25,828	$113,108	$14,582	$92,306	$112,108	$-	$565,417
Special Mention	9,884	17,139	15,526	28,954	1,071	28,663	68,574	-	169,811
Substandard	2,727	1,188	7,600	36,321	66,939	47,058	38,162	-	199,995
Doubtful	-	-	-	-	-	62	-	-	62
Loss	262	58	108	17	51	191	-	-	687
Pass	1,116,915	674,933	487,052	275,170	187,726	673,205	987,606	-	4,402,607
Total commercial and industrial	$1,320,064	$710,527	$536,114	$453,570	$270,369	$841,485	$1,206,450	$-	$5,338,579
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Popular, Inc.

Construction
Watch	$-	$14,300	$23,547	$28,757	$34,205	$-	$-	$-	$100,809
Special Mention	-	-	-	-	-	13,622	-	-	13,622
Substandard	-	-	485	15,438	10,231	-	-	-	26,154
Pass	152,183	177,667	166,253	13,634	36,500	7,138	22,260	-	575,635
Total construction	$152,183	$191,967	$190,285	$57,829	$80,936	$20,760	$22,260	$-	$716,220

Mortgage
Substandard	$-	$5,292	$9,106	$6,580	$4,527	$135,370	$-	$-	$160,875
Pass	790,383	570,992	438,535	327,225	201,358	4,937,828	-	-	7,266,321
Total mortgage	$790,383	$576,284	$447,641	$333,805	$205,885	$5,073,198	$-	$-	$7,427,196

Leasing
Substandard	$124	$618	$880	$613	$613	$235	$-	$-	$3,083
Loss	-	-	-	1	16	2	-	-	19
Pass	613,452	328,085	222,770	133,112	62,881	17,917	-	-	1,378,217
Total leasing	$613,576	$328,703	$223,650	$133,726	$63,510	$18,154	$-	$-	$1,381,319
December 31, 2021
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2021	2020	2019	2018	2017	Prior Years			Total
Popular, Inc.
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$8,577	$-	$8,577
Pass	-	-	-	-	-	-	911,284	-	911,284
Total credit cards	$-	$-	$-	$-	$-	$-	$919,861	$-	$919,861

HELOCs
Substandard	$-	$-	$-	$-	$-	$3,006	$23	$935	$3,964
Loss	-	-	-	-	-	207	-	1,258	1,465
Pass	-	-	-	-	-	11,423	41,815	20,195	73,433
Total HELOCs	$-	$-	$-	$-	$-	$14,636	$41,838	$22,388	$78,862

Personal
Substandard	$498	$691	$2,355	$939	$953	$15,843	$2	$1,385	$22,666
Loss	30	2	7	-	-	22	-	-	61
Pass	615,142	217,063	270,674	98,759	56,432	125,690	124	36,394	1,420,278
Total Personal	$615,670	$217,756	$273,036	$99,698	$57,385	$141,555	$126	$37,779	$1,443,005

Auto
Substandard	$3,080	$7,520	$9,498	$4,739	$2,210	$1,422	$-	$-	$28,469
Loss	42	11	-	-	-	-	-	-	53
Pass	1,259,800	808,339	637,300	420,293	177,104	80,829	-	-	3,383,665
Total Auto	$1,262,922	$815,870	$646,798	$425,032	$179,314	$82,251	$-	$-	$3,412,187

Other consumer
Substandard	$-	$114	$21	$487	$-	$135	$11,250	$-	$12,007
Loss	-	-	-	579	-	34	-	-	613
Pass	24,845	9,781	9,348	5,610	3,914	947	62,141	-	116,586
Total Other consumer	$24,845	$9,895	$9,369	$6,676	$3,914	$1,116	$73,391	$-	$129,206
Total Popular Inc.	$6,846,687	$4,151,913	$3,156,760	$2,335,830	$1,379,915	$8,994,389	$2,314,896	$60,167	$29,240,557
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Puerto Rico
Commercial:
Commercial multi-family
Watch	$-	$-	$-	$-	$-	$460	$-	$-	$460
Special mention	-	-	-	-	-	4,160	-	-	4,160
Substandard	-	-	-	-	-	400	100	-	500
Pass	5,216	36,433	26,051	2,106	2,563	74,791	-	-	147,160
Total commercial multi-family	$5,216	$36,433	$26,051	$2,106	$2,563	$79,811	$100	$-	$152,280

Commercial real estate non-owner occupied
Watch	$160,960	$73,561	$27,592	$40,654	$33,277	$197,912	$2,100	$-	$536,056
Special Mention	-	26,331	124,560	29,711	19,895	62,839	836	-	264,172
Substandard	43,399	74,303	26,799	4,932	29,974	130,218	95	-	309,720
Pass	88,324	53,385	39,814	60,585	124,643	527,282	3,352	-	897,385
Total commercial real estate non-owner occupied	$292,683	$227,580	$218,765	$135,882	$207,789	$918,251	$6,383	$-	$2,007,333

Commercial real estate owner occupied
Watch	$96,046	$10,319	$14,412	$9,760	$9,584	$146,445	$2,627	$-	$289,193
Special Mention	850	6,638	249	6,571	282	172,078	-	-	186,668
Substandard	1,774	2,181	37,686	1,878	27,094	145,193	-	-	215,806
Doubtful	-	-	-	-	-	1,714	-	-	1,714
Pass	204,840	54,274	31,917	57,854	128,392	417,376	10,861	-	905,514
Total commercial real estate owner occupied	$303,510	$73,412	$84,264	$76,063	$165,352	$882,806	$13,488	$-	$1,598,895
Commercial and industrial
Watch	$131,556	$77,821	$182,776	$40,318	$63,968	$267,856	$243,335	$-	$1,007,630
Special Mention	28,310	10,297	19,220	45,861	910	28,507	86,263	-	219,368
Substandard	32,941	2,180	26,921	26,769	1,824	55,220	49,036	-	194,891
Doubtful	-	67	-	1	-	54	1	-	123
Loss	-	-	-	-	-	-	13	-	13
Pass	1,181,399	492,778	119,709	168,174	105,442	218,716	520,865	-	2,807,083
Total commercial and industrial	$1,374,206	$583,143	$348,626	$281,123	$172,144	$570,353	$899,513	$-	$4,229,108

Construction
Watch	$-	$105	$4,895	$-	$-	$-	$960	$-	$5,960
Substandard	-	-	-	21,497	-	-	-	-	21,497
Pass	15,723	22,408	3,423	63,582	-	-	24,513	-	129,649
Total construction	$15,723	$22,513	$8,318	$85,079	$-	$-	$25,473	$-	$157,106

Mortgage
Substandard	$754	$903	$1,172	$3,129	$4,374	$159,359	$-	$-	$169,691
Pass	263,473	224,390	177,537	212,650	225,824	5,496,578	-	-	6,600,452
Total mortgage	$264,227	$225,293	$178,709	$215,779	$230,198	$5,655,937	$-	$-	$6,770,143

Leasing
Substandard	$200	$822	$748	$913	$617	$136	$-	$-	$3,436
Pass	480,964	315,022	209,340	109,708	63,955	15,236	-	-	1,194,225
Total leasing	$481,164	$315,844	$210,088	$110,621	$64,572	$15,372	$-	$-	$1,197,661
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Puerto Rico
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$12,798	$-	$12,798
Pass	-	-	-	-	-	-	907,137	-	907,137
Total credit cards	$-	$-	$-	$-	$-	$-	$919,935	$-	$919,935

HELOCs
Pass	$-	$-	$-	$-	$-	$540	$3,639	$-	$4,179
Total HELOCs	$-	$-	$-	$-	$-	$540	$3,639	$-	$4,179

Personal
Substandard	$1,288	$4,782	$1,741	$1,022	$971	$18,647	$152	$1,545	$30,148
Pass	323,170	413,973	168,142	99,768	57,319	137,693	2,144	45,390	1,247,599
Total Personal	$324,458	$418,755	$169,883	$100,790	$58,290	$156,340	$2,296	$46,935	$1,277,747

Auto
Substandard	$1,975	$6,029	$3,612	$1,760	$1,369	$990	$-	$-	$15,735
Pass	1,064,082	881,343	628,657	299,677	168,157	74,577	-	-	3,116,493
Total Auto	$1,066,057	$887,372	$632,269	$301,437	$169,526	$75,567	$-	$-	$3,132,228

Other consumer
Substandard	$-	$16	$1,376	$240	$174	$13,075	$-	$-	$14,881
Pass	16,912	15,698	13,158	4,966	2,828	3,785	54,437	-	111,784
Total Other consumer	$16,912	$15,714	$14,534	$5,206	$3,002	$16,860	$54,437	$-	$126,665
Total Puerto Rico	$4,144,156	$2,806,059	$1,891,507	$1,314,086	$1,073,436	$8,371,837	$1,925,264	$46,935	$21,573,280
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular U.S.
Commercial:
Commercial multi-family
Watch	$1,643	$16,787	$39,980	$39,713	$52,989	$61,369	$-	$-	$212,481
Special mention	3,122	30,708	4,380	19,593	37,745	20,463	-	-	116,011
Substandard	-	17,376	21,771	1,755	20,085	6,247	-	-	67,234
Pass	326,008	289,652	163,812	100,555	132,400	332,709	2,849	-	1,347,985
Total commercial multi-family	$330,773	$354,523	$229,943	$161,616	$243,219	$420,788	$2,849	$-	$1,743,711

Commercial real estate non-owner occupied
Watch	$10,057	$23,877	$76,629	$56,112	$49,166	$62,766	$1,055	$-	$279,662
Special Mention	-	4,760	15,304	14,623	70,224	20,028	350	-	125,289
Substandard	771	18,642	36,495	11,007	40,528	28,984	-	-	136,427
Pass	397,686	231,904	224,256	236,008	142,432	214,495	5,651	-	1,452,432
Total commercial real estate non-owner occupied	$408,514	$279,183	$352,684	$317,750	$302,350	$326,273	$7,056	$-	$1,993,810

Commercial real estate owner occupied
Watch	$393	$8,266	$7,941	$4,060	$16,689	$16,108	$4,222	$-	$57,679
Special Mention	-	-	192	-	-	1,467	-	-	1,659
Substandard	-	1,152	2,361	-	1,348	20,305	-	-	25,166
Pass	48,684	47,484	47,451	28,761	18,296	68,739	461	-	259,876
Total commercial real estate owner occupied	$49,077	$56,902	$57,945	$32,821	$36,333	$106,619	$4,683	$-	$344,380
Commercial and industrial
Watch	$16,126	$1,973	$30	$3,621	$1,196	$8,488	$3,972	$-	$35,406
Special Mention	14,056	-	-	1,634	4,807	4,756	1,637	-	26,890
Substandard	2,029	6,568	-	-	-	5,980	2,394	-	16,971
Pass	410,349	196,958	198,249	132,993	123,762	300,846	102,369	-	1,465,526
Total commercial and industrial	$442,560	$205,499	$198,279	$138,248	$129,765	$320,070	$110,372	$-	$1,544,793

Construction
Watch	$8,451	$-	$-	$37,015	$-	$2,065	$-	$-	$47,531
Special Mention	-	-	-	3,089	-	30,083	-	-	33,172
Substandard	-	-	20,655	9,372	7,560	-	-	-	37,587
Pass	79,489	288,865	168,411	99,814	8,392	5,841	-	-	650,812
Total construction	$87,940	$288,865	$189,066	$149,290	$15,952	$37,989	$-	$-	$769,102

Mortgage
Substandard	$29	$-	$1,221	$-	$328	$13,287	$-	$-	$14,865
Pass	356,839	275,289	103,160	9,337	9,530	351,517	-	-	1,105,672
Total mortgage	$356,868	$275,289	$104,381	$9,337	$9,858	$364,804	$-	$-	$1,120,537
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular U.S.
Consumer:
Credit cards
Pass	$-	$-	$-	$-	$-	$-	$31	$-	$31
Total credit cards	$-	$-	$-	$-	$-	$-	$31	$-	$31

HELOCs
Substandard	$-	$-	$-	$-	$-	$112	$-	$357	$469
Loss	-	-	-	-	-	156	-	6,867	7,023
Pass	-	-	-	-	-	11,907	39,366	35,806	87,079
Total HELOCs	$-	$-	$-	$-	$-	$12,175	$39,366	$43,030	$94,571

Personal
Substandard	$83	$784	$165	$74	$18	$6	$-	$-	$1,130
Loss	-	17	63	12	6	244	2	-	344
Pass	40,539	109,606	27,693	9,623	1,855	8,256	192	-	197,764
Total Personal	$40,622	$110,407	$27,921	$9,709	$1,879	$8,506	$194	$-	$199,238

Other consumer
Substandard	$-	$-	$-	$-	$-	$-	$20	$-	$20
Pass	-	-	-	-	-	-	1,723	-	1,723
Total Other consumer	$-	$-	$-	$-	$-	$-	$1,743	$-	$1,743
Total Popular U.S.	$1,716,354	$1,570,668	$1,160,219	$818,771	$739,356	$1,597,224	$166,294	$43,030	$7,811,916
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.
Commercial:
Commercial multi-family
Watch	$1,643	$16,787	$39,980	$39,713	$52,989	$61,829	$-	$-	$212,941
Special mention	3,122	30,708	4,380	19,593	37,745	24,623	-	-	120,171
Substandard	-	17,376	21,771	1,755	20,085	6,647	100	-	67,734
Pass	331,224	326,085	189,863	102,661	134,963	407,500	2,849	-	1,495,145
Total commercial multi-family	$335,989	$390,956	$255,994	$163,722	$245,782	$500,599	$2,949	$-	$1,895,991

Commercial real estate non-owner occupied
Watch	$171,017	$97,438	$104,221	$96,766	$82,443	$260,678	$3,155	$-	$815,718
Special Mention	-	31,091	139,864	44,334	90,119	82,867	1,186	-	389,461
Substandard	44,170	92,945	63,294	15,939	70,502	159,202	95	-	446,147
Pass	486,010	285,289	264,070	296,593	267,075	741,777	9,003	-	2,349,817
Total commercial real estate non-owner occupied	$701,197	$506,763	$571,449	$453,632	$510,139	$1,244,524	$13,439	$-	$4,001,143

Commercial real estate owner occupied
Watch	$96,439	$18,585	$22,353	$13,820	$26,273	$162,553	$6,849	$-	$346,872
Special Mention	850	6,638	441	6,571	282	173,545	-	-	188,327
Substandard	1,774	3,333	40,047	1,878	28,442	165,498	-	-	240,972
Doubtful	-	-	-	-	-	1,714	-	-	1,714
Pass	253,524	101,758	79,368	86,615	146,688	486,115	11,322	-	1,165,390
Total commercial real estate owner occupied	$352,587	$130,314	$142,209	$108,884	$201,685	$989,425	$18,171	$-	$1,943,275

Commercial and industrial
Watch	$147,682	$79,794	$182,806	$43,939	$65,164	$276,344	$247,307	$-	$1,043,036
Special Mention	42,366	10,297	19,220	47,495	5,717	33,263	87,900	-	246,258
Substandard	34,970	8,748	26,921	26,769	1,824	61,200	51,430	-	211,862
Doubtful	-	67	-	1	-	54	1	-	123
Loss	-	-	-	-	-	-	13	-	13
Pass	1,591,748	689,736	317,958	301,167	229,204	519,562	623,234	-	4,272,609
Total commercial and industrial	$1,816,766	$788,642	$546,905	$419,371	$301,909	$890,423	$1,009,885	$-	$5,773,901
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.

Construction
Watch	$8,451	$105	$4,895	$37,015	$-	$2,065	$960	$-	$53,491
Special Mention	-	-	-	3,089	-	30,083	-	-	33,172
Substandard	-	-	20,655	30,869	7,560	-	-	-	59,084
Pass	95,212	311,273	171,834	163,396	8,392	5,841	24,513	-	780,461
Total construction	$103,663	$311,378	$197,384	$234,369	$15,952	$37,989	$25,473	$-	$926,208

Mortgage
Substandard	$783	$903	$2,393	$3,129	$4,702	$172,646	$-	$-	$184,556
Pass	620,312	499,679	280,697	221,987	235,354	5,848,095	-	-	7,706,124
Total mortgage	$621,095	$500,582	$283,090	$225,116	$240,056	$6,020,741	$-	$-	$7,890,680

Leasing
Substandard	$200	$822	$748	$913	$617	$136	$-	$-	$3,436
Pass	480,964	315,022	209,340	109,708	63,955	15,236	-	-	1,194,225
Total leasing	$481,164	$315,844	$210,088	$110,621	$64,572	$15,372	$-	$-	$1,197,661
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$12,798	$-	$12,798
Pass	-	-	-	-	-	-	907,168	-	907,168
Total credit cards	$-	$-	$-	$-	$-	$-	$919,966	$-	$919,966

HELOCs
Substandard	$-	$-	$-	$-	$-	$112	$-	$357	$469
Loss	-	-	-	-	-	156	-	6,867	7,023
Pass	-	-	-	-	-	12,447	43,005	35,806	91,258
Total HELOCs	$-	$-	$-	$-	$-	$12,715	$43,005	$43,030	$98,750

Personal
Substandard	$1,371	$5,566	$1,906	$1,096	$989	$18,653	$152	$1,545	$31,278
Loss	-	17	63	12	6	244	2	-	344
Pass	363,709	523,579	195,835	109,391	59,174	145,949	2,336	45,390	1,445,363
Total Personal	$365,080	$529,162	$197,804	$110,499	$60,169	$164,846	$2,490	$46,935	$1,476,985

Auto
Substandard	$1,975	$6,029	$3,612	$1,760	$1,369	$990	$-	$-	$15,735
Pass	1,064,082	881,343	628,657	299,677	168,157	74,577	-	-	3,116,493
Total Auto	$1,066,057	$887,372	$632,269	$301,437	$169,526	$75,567	$-	$-	$3,132,228

Other consumer
Substandard	$-	$16	$1,376	$240	$174	$13,075	$20	$-	$14,901
Pass	16,912	15,698	13,158	4,966	2,828	3,785	56,160	-	113,507
Total Other consumer	$16,912	$15,714	$14,534	$5,206	$3,002	$16,860	$56,180	$-	$128,408
Total Popular Inc.	$5,860,510	$4,376,727	$3,051,726	$2,132,857	$1,812,792	$9,969,061	$2,091,558	$89,965	$29,385,196